STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Shares [Member]	Other reserves [Member]	Accumulated Deficit [Member]	Total Shareholders' Equity of Optibase Ltd. [Member]	Non-controlling Interests [Member]	Total
Balance at Dec. 31, 2016	$ 993	$ 138,155	$ (87)	$ (3,002)	$ (80,925)	$ 55,134	$ 18,994	$ 74,128
Stock-based compensation		15				15		15
Dividend to non-controlling interests							(2,089)	(2,089)
Other comprehensive income (loss)				2,639		2,639	831	3,470
Equity component of transaction with controlling shareholder				372		372		372
Net income (loss)					(1,123)	(1,123)	2,295	1,172
Balance at Dec. 31, 2017	993	138,170	(87)	9	(82,048)	57,037	20,031	77,068
Stock-based compensation		17				17		17
Issuance of shares upon exercise of stock options	1					1		1
Dividend to non-controlling interests							(2,067)	(2,067)
Other comprehensive income (loss)				(757)		(757)	(207)	(964)
Equity component of transaction with controlling shareholder				42		42		42
Net income (loss)					(2,781)	(2,781)	2,077	(704)
Balance at Dec. 31, 2018	994	138,187	(87)	(706)	(84,829)	53,559	19,834	73,393
Stock-based compensation
Issuance of shares upon exercise of stock options
Dividend to non-controlling interests							(2,227)	(2,227)
Other comprehensive income (loss)				247		247	283	530
Equity component of transaction with controlling shareholder				31		31		31
Net income (loss)					(1,993)	(1,993)	2,120	127
Balance at Dec. 31, 2019	$ 994	$ 138,187	$ (87)	$ (428)	$ (86,822)	$ 51,844	$ 20,010	$ 71,854